(3) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Annual dividend percentage of profit	50.00%
Fair value of the identified leased asset	R$ 5,000
Bottom Of Range [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Depreciation rate, property, plant and equipment	2.00%
Annual dividend percentage of profit	25.00%
Top of range [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Short-term leases contracts term	1 year 57 minutes 36 seconds